Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,820,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,025.14
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,974.04
Offering Note	See Note (1)